NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Apr. 30, 2015
NONCONTROLLING INTERESTS [Abstract]
Schedule of Noncontrolling Interests - Consolidated Real Estate Entities

The Company’s noncontrolling interests — consolidated real estate entities at April 30, 2015 and 2014 were as follows:

	(in thousands)
	April 30, 2015	April 30, 2014
IRET-71 France, LLC	$8,630	$0
IRET-Cypress Court Apartments, LLC	1,089	1,127
IRET-RED 20, LLC	3,072	3,277
IRET-Williston Garden Apartments, LLC	3,090	2,804
IRET - Jamestown Medical Building, LLC	0	1,219
IRET - WRH 1, LLC	6,138	5,672
Mendota Properties LLC	7,294	7,333
WRH Holding, LLC	1,206	1,206

Noncontrolling interests — consolidated real estate entities	$30,519	$22,638